SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES (Details) - USD ($)	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022
Operating Leases As Lessee
Remaining year	$ 548,629
Year one	899,053	$ 921,310
Year two	397,973	948,199
Year three	78,802	437,379
Year four	65,668	98,551
Year five		82,126
Thereafter year four
Thereafter year five
Total undiscounted lease payments	1,990,125	2,487,565
Less: imputed interest	(42,159)	(66,157)
Total operating lease liabilities	$ 1,947,966	$ 2,421,408	$ 1,337,506